Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets (Abstract)
Limited Partners - Common Units Issued	104,079,960	88,440,710
Limited Partners - Common Units Outstanding	104,079,960	88,440,710
Limited Partners - Preferred Units Issued	14,223,737	18,922,221
Limited Partners - Preferred Units Outstanding	14,223,737	18,922,221